SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Ownership	100.00%	100.00%
Location	Los Angeles - West Hollywood
Purpose	Dispensary
LCR SLP, LLC [Member]
Ownership	100.00%	100.00%
Location	Delaware
Purpose	Holding Company
LCR Manager, LLC [Member]
Ownership	0.00%	70.00%
Location	Delaware
Purpose	Manager of the Real Estate Investment Trust